Stockholder's equity - Schedule of stockholder equity number of shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Betterware de Mexico, S.A.B. de C.V. [Member]
Stockholders' equity (Details) - Schedule of stockholders' equity number of shares [Line Items]
Number of shares of stockholders' equity	37,316,546
Betterware de Mexico, S.A.B. de C.V. [Member] | Fixed Capital [Member]
Stockholders' equity (Details) - Schedule of stockholders' equity number of shares [Line Items]
Number of shares of stockholders' equity	10,000
Betterware de Mexico, S.A.B. de C.V. [Member] | Variable Capital [Member]
Stockholders' equity (Details) - Schedule of stockholders' equity number of shares [Line Items]
Number of shares of stockholders' equity	37,306,546
Betterware de Mexico, S.A.B. de C.V. and BLSM Latino America Servicios, S.A. de C.V. [Member]
Stockholders' equity (Details) - Schedule of stockholders' equity number of shares [Line Items]
Number of shares of stockholders' equity		36,584,968	8,697,317
Betterware de Mexico, S.A.B. de C.V. and BLSM Latino America Servicios, S.A. de C.V. [Member] | Fixed Capital [Member]
Stockholders' equity (Details) - Schedule of stockholders' equity number of shares [Line Items]
Number of shares of stockholders' equity		10,000	10,000
Betterware de Mexico, S.A.B. de C.V. and BLSM Latino America Servicios, S.A. de C.V. [Member] | Variable Capital [Member]
Stockholders' equity (Details) - Schedule of stockholders' equity number of shares [Line Items]
Number of shares of stockholders' equity		36,574,968	8,687,317